Leases - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 458	$ 288	$ 286
Variable lease cost	0	0	0
Short-term lease cost	100	31	4
Total lease cost	558	319	290
Cost of Revenue [Member]
Lessee, Lease, Description [Line Items]
Total lease cost	239	38	0
Research and Development [Member]
Lessee, Lease, Description [Line Items]
Total lease cost	39	0	0
Selling and Marketing [Member]
Lessee, Lease, Description [Line Items]
Total lease cost	1	3	0
General and Administrative [Member]
Lessee, Lease, Description [Line Items]
Total lease cost	$ 279	$ 278	$ 290